Document and Entity Information	Aug. 10, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2020
Entity Registrant Name	AVEO Pharmaceuticals, Inc.
Entity Central Index Key	0001325879
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34655
Entity Tax Identification Number	04-3581650
Entity Address, Address Line One	30 Winter Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02108
City Area Code	857
Local Phone Number	400-0101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AVEO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false